RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Schedule of amounts due from and to related parties, excluding direct financing lease balances
The Condensed Consolidated Balance Sheets include the following amounts due from and to related parties and associated companies.

(in thousands of $)	June 30, 2024	December 31, 2023
Amounts due from:
Frontline plc	4,337	2,907
Seatankers	388	411
Golden Ocean	3,750	—
Sloane Square Capital	—	201
NorAm Drilling	70	24
River Box*	92	11
Other related parties	4	2
Allowance for expected credit losses	(11)	(24)
Total amount due from related parties	8,630	3,532

Loans to related parties - associated companies, long-term
River Box*	45,000	45,000
Total loans to related parties - associated companies, long-term	45,000	45,000

Amounts due to:
Frontline Shipping	1,041	2,813
Golden Ocean	110	57
Seatankers	30	—
Front Ocean	14	—
Other related parties	4	20
Total amount due to related parties	1,199	2,890

* River Box holds investments in direct financing leases, through its subsidiaries, related to the 19,200 TEU and 19,400 TEU containerships MSC Anna, MSC Viviana, MSC Erica and MSC Reef. The Company holds 49.9% ownership in River Box using the equity method. The remaining 50.1% of the shares of River Box are held by a subsidiary of Hemen Holding Ltd ("Hemen"), the Company’s largest shareholder and a related party.